Price risk management assets and liabilties (Partnership's derivative assets and liabilities, recognized OCI on derivatives (effective portion)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 0	$ (1)	$ 8
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(8)	8	54
Commodity [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	0	(1)	8
Cost of Sales [Member] | Commodity [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ (8)	$ 8	$ 54